RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationship with the Group

	Relationship with the	Major transaction with the
Company name	Group	Group
Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Subsidiary of Consolidated VIE of CreditEase	Collection services, management consulting services, customers acquisition and referral services and related party loans

Puxin	Subsidiary of CreditEase	System support services and sales of goods

Zhuoyue	Consolidated VIE of CreditEase	Customers acquisition and referral services and related party loans

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Credit assessment services

Zhicheng A’Fu Technology Development Co.,Ltd. (“Zhicheng A’Fu”)	Consolidated VIE of CreditEase	Credit assessment services

Hengcheng	Consolidated VIE of CreditEase (from January 2021)	Post-loan management services, technical support services and acquisition and referral services

China Rise Insurance Broker Limited ("Huajin")	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Xinda Hongtao Technology Development (Beijing) Co., Ltd. (“Xinda Hongtao”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Goodhope Entry-Exit Consulting Services (Beijing) Company Limited. (“Goodhope”)	Consolidated VIE of CreditEase	Sales of goods

Creditease Puze (Beijing) Fund Sales Co., Ltd. (“Creditease Puze”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Hengda Hongyuan International Technology Development (Beijing) Co., Ltd. (“Hengda Hongyuan”)	Subsidiary of Consolidated VIE of CreditEase	Financing services through transfer of financial lease receivables

CreditEase E-Share Technology (Beijing) Limited ("Qixiang")	Consolidated VIE of CreditEase	Customers acquisition and referral services

Chongqing Chengyuan Future E-commerce Service Co., Ltd.	Consolidated VIE of CreditEase	System support services

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Subsidiary of Consolidated VIE of CreditEase	Customers acquisition and referral services

Ruicheng Family Information Consulting (Beijing) Co., Ltd.(“Ruicheng”)	Consolidated VIE of CreditEase	Customers acquisition and referral services

Schedule of cost and expense incurred for services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Customers acquisition and referral services	281,633	216,958	175,471
Credit assessment services	56,957	110,566	118,395
System support services	135,118	100,635	72,035
Collection services	17,943	22,735	29,188
Others services	—	91	1,824
Total costs and expenses	491,651	450,985	396,913

Schedule of revenue derived from services provided by CreditEase, its subsidiaries and affiliates

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Customers acquisition and referral service	442,570	409,688	140,782
Technical services	85,832	—	—
Post-loan management services	44,586	—	—
Others services	170	1,322	813
Total revenue	573,158	411,010	141,595

Schedule of amount of loans collected from/(issued to) related party

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Pucheng Credit	—	(200,000)	—
Total	—	(200,000)	—

Schedule of amount of loans received from/ (repaid to) related party

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Qichuang	—	(43,000)	—
Hengda Hongyuan (a)	(26,700)	(139,000)	(195,800)
Total	(26,700)	(182,000)	(195,800)

(a)Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 9.

Schedule of related party balances

(i)Amounts due from related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB
Zhuoyue (a)	549,699	310,354
Pucheng Credit (f)	204,000	203,353
Puxin (Note b)	195,406	139,071
Huichuang (a)	88,887	76,118
Hainan CreditEase (a)	20,259	26,073
Hengcheng (c)	172,103	—
Others	35,878	65,212
Total	1,266,232	820,181

(ii)Amounts due to related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB
Hengda Hongyuan (e)	198,045	—
Pucheng Credit (d)	12,162	9,084
Zhicheng A’Fu (d)	10,293	3,786
Others	7,224	1,544
Total	227,724	14,414

(a)Amounts relate to the referral services provided to the related parties.

(b)Amounts relate to the prepayment of system support services provided to the related parties.

(c)Amounts due from Hengcheng were related to the disposal of Huimin and technical support services provided.

(d)Amounts relate to the provision of credit assessment, collection services provided by the related parties.

(e)In 2022, based on the financing arrangement with Haijin Yichuang, RMB198,045 related to financing receivables was transferred to related party, which includes the principal and interests. The amount was paid off in 2023. Interest expenses for the years ended December 31, 2021, 2022, and 2023 were RMB31,411, RMB27,866, and RMB13,116, respectively.

(f)Amounts relate to the loans provided to the related party. Interest income for the years ended December 31, 2021, 2022, and 2023 were nil, RMB 3,774, and RMB 6,937, respectively.